Oil and Natural Gas Property Transactions - Narrative (Details) shares in Millions, $ / Mcf in Millions, $ in Millions		3 Months Ended								11 Months Ended	12 Months Ended
	Feb. 01, 2019 USD ($) shares	Dec. 31, 2019 USD ($) a well	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) a well	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) a well	Dec. 31, 2019 USD ($) a well day $ / bbl $ / BTU	Dec. 31, 2018 USD ($) a day well $ / BTU	Dec. 31, 2017 USD ($) a well $ / Mcf
Business Acquisition [Line Items]
Revenues		$ 1,926	$ 2,087	$ 2,386	$ 2,196	$ 2,793	$ 2,424	$ 2,289	$ 2,524		$ 8,595	$ 10,030	$ 10,039
Proceeds from divestitures of proved and unproved properties											130	2,231	1,249
Gain (loss) on sale of oil and natural gas properties											$ 0	0
Consecutive trading days | day											5
Natural gas
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / BTU											2.82
Mid-Continent
Business Acquisition [Line Items]
Proceeds from divestitures of proved and unproved properties												491
Gain (loss) on sale of oil and natural gas properties												$ 12
Area of land, net (in acres) | a						238,500						238,500
Productive gas wells, number of wells, net | well						3,200						3,200
Other properties
Business Acquisition [Line Items]
Proceeds from divestitures of proved and unproved properties												$ 37	350
Haynesville shale
Business Acquisition [Line Items]
Proceeds from divestitures of proved and unproved properties													915
Gain (loss) on sale of oil and natural gas properties													$ 326
Area of land, net (in acres) | a													119,500
Productive gas wells, number of wells, net | well													576
Haynesville shale | Natural gas
Business Acquisition [Line Items]
Proved developed reserves (volume) | $ / Mcf													80
Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Proceeds from divestitures of proved and unproved properties											$ 130
Gain (loss) on sale of oil and natural gas properties											$ 46
Utica shale | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Area of land, gross (in acres) | a		1,500,000								1,500,000	1,500,000
Area of land, net (in acres) | a		900,000								900,000	900,000
Productive gas wells, number of wells, net | well		920								920	920
Consideration received		$ 1,868								$ 1,868	$ 1,868
Utica shale | Disposal group, disposed of by sale, not discontinued operations | Synthetic gas
Business Acquisition [Line Items]
Net rentable area (in acres) | a		320,000								320,000	320,000
Future natural gas prices 2023 | Natural gas
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / BTU											3.00
Future natural gas prices | Utica shale | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Consideration received						$ 100						$ 100
Period of trading days | day												20
Consecutive trading days | day												30
2022 NYMEX natural gas | Future natural gas prices 2023 | Utica shale | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / BTU												3.25
2022 NYMEX natural gas | Future natural gas prices | Utica shale | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Gain (loss) on sale of oil and natural gas properties											$ (273)
Consideration received						$ 50						$ 50
2022 NYMEX natural gas | Future natural gas prices 2022 | Utica shale | Disposal group, disposed of by sale, not discontinued operations
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / BTU												3.00
Wildhorse resource development corporation
Business Acquisition [Line Items]
Common stock issued in the merger (in shares) | shares	3.6
Cash	$ 381
Revenues										$ 752
Operating expenses										810
Other expenses										$ 83
Energy related derivative | Oil
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / bbl											56.33
Energy related derivative | Future NYMEX oil prices 2023 | Oil
Business Acquisition [Line Items]
Average sales price (in usd per unit) | $ / bbl											61.17